Employee benefits liabilities - weighted average assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.30%	3.70%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.40%	3.80%
Future salary increase rate	0.00%	0.00%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	4.40%	3.90%
Future salary increase rate	1.50%	1.50%
Weighted average ultimate healthcare cost trend rate	4.40%	4.50%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	3.80%	3.50%
Future salary increase rate	3.50%	3.50%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Discount rate	3.80%	3.60%
Future salary increase rate	1.00%	1.00%
Weighted average ultimate healthcare cost trend rate	4.00%	4.50%
United Kingdom | Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.70%
Future salary increase rate	3.00%	3.20%